Fair values of financial assets and liabilities - Financial assets (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 208,334	£ 206,939
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	116,666	113,006
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	75,425	78,822
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	16,243	15,111
Loans and Advances to Banks [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	8,363	6,286
Loans and advances to customers [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	496,768	484,660
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	5,427	5,244
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	155,108	158,529
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	100,784	93,731
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	39,461	50,881
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,863	13,917
Financial assets at fair value through profit or loss | Loans and Advances to Banks [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	3,082	3,026
Financial assets at fair value through profit or loss | Loans and Advances to Banks [Member] | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	3,082	3,026
Financial assets at fair value through profit or loss | Loans and advances to customers [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	25,949	37,850
Financial assets at fair value through profit or loss | Loans and advances to customers [Member] | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,907	27,285
Financial assets at fair value through profit or loss | Loans and advances to customers [Member] | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	11,042	10,565
Financial assets at fair value through profit or loss | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	41,168	40,148
Financial assets at fair value through profit or loss | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	17,931	18,010
Financial assets at fair value through profit or loss | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	21,459	20,544
Financial assets at fair value through profit or loss | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,778	1,594
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	84,889	77,485
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	82,833	75,701
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	13	26
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	2,043	1,758
Financial assets at fair value through profit or loss | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	20	20
Financial assets at fair value through profit or loss | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	20	20
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	27,078	24,815
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	15,799	19,182
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	11,083	5,366
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	196	267
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,506	24,491
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	15,252	18,879
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	11,083	5,366
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	171	246
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	25	21
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	25	21
Financial assets at fair value through other comprehensive income | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	547	303
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	547	303
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,148	23,595
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	83	93
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	24,881	22,575
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 1,184	£ 927